Financial - risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial - risk management [Line Items]
Lease liabilities	$ 5,779	$ 7,839
Total	179,417	25,086
Minera Yanacocha SRL and subsidiary [Member]
Financial - risk management [Line Items]
Lease liabilities	$ 115	$ 330